Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Common Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	24,815,025
Subordinated Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	16,543,350

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Contract revenues	$ 564.1	$ 485	$ 467.6
Reimbursable revenues	30.7	12.2	10.7
Other revenues	19.1	0	0
Total operating revenues	613.9	497.2	478.3
Operating expenses
Vessel and rig operating expenses	206.5	157.5	131.8
Reimbursable expenses	29.9	11.7	8.7
Depreciation and amortization	74.9	57.8	56.8
General and administrative expenses	22.1	17	11.4
Total operating expenses	333.4	244	208.7
Net operating income	280.5	253.2	269.6
Financial items
Interest income	1.7	0	0
Interest expense	(41)	(31.9)	(35.6)
Loss on derivative financial instruments	(19.2)	(52.1)	(22.5)
Currency exchange loss	(2.2)	(0.5)	0
Total financial items	(60.7)	(84.5)	(58.1)
Income before income taxes	219.8	168.7	211.5
Income taxes	(31.5)	(27.6)	(35)
Net income	188.3	141.1	176.5
Net income attributable to the non-controlling interest	32.5	0	0
Net income attributable to Seadrill Partners LLC members	$ 155.8	$ 141.1	$ 176.5
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	$ 0.29	$ 0	$ 0
Subordinated unitholders (in dollars per share)	$ 0.13	$ 0	$ 0

CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 19.4	$ 15.4
Accounts receivables, net	134.1	52.5
Mobilization revenue receivable - short-term	13.6	0
Amount due from related party	39.6	0
Other current assets	34.4	28.2
Total current assets	241.1	96.1
Non-current assets:
Newbuildings	0	764.5
Drilling rigs	2,103	1,334.6
Mobilization revenue receivable - long-term	49.4	0
Deferred tax assets	0.6	1.1
Other non-current assets	8	14.2
Total non-current assets	2,161	2,114.4
Total assets	2,402.1	2,210.5
Current liabilities:
Current portion of long-term related party payable	225.5	180.9
Trade accounts payable and accruals	28.2	32.6
Deferred mobilization revenue - short-term	19.9	12
Related party payable	122.2	0
Other current liabilities	23.2	27.9
Total current liabilities	419	253.4
Non-current liabilities:
Long-term related party payable	966.7	1,149.6
Deferred mobilization revenue - long-term	41.1	14.5
Other non-current liabilities	0.4	0
Total non-current liabilities	1,008.2	1,164.1
Commitments and contingencies (see note 19)	0	0
Equity
Owner's Equity	0	793
Members' Capital:
Common unitholders (issued 24,815,025 units)	208.2	0
Subordinated unitholders (issued 16,543,350 units)	89.6	0
Total members' capital / Owner's equity	297.8	793
Non-controlling interest	677.1	0
Total equity	974.9	793
Total liabilities and equity	$ 2,402.1	$ 2,210.5

CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical)	Dec. 31, 2012
Equity
Common units issued (in units)	24,815,025
Subordinated units issued (in units)	16,543,350

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 188.3	$ 141.1	$ 176.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	74.9	57.8	56.8
Amortization of deferred loan charges	6.3	4.5	4.3
Amortization of mobilization revenue	(18)	(12)	(11.5)
Unrealized loss related to derivative financial instruments	19.2	52.1	22.5
Payment for long-term maintenance	(14.4)	(3.8)	0
Deferred income tax expense	0.5	0.3	(1.4)
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	52.5	0	14.4
Trade accounts receivable	(81.6)	38.8	(14.5)
Mobilization revenue receivable	(63)	0	0
Trade accounts payable	(4.4)	(0.6)	(0.5)
Related party payables	4.4	0	0
Other assets	(6.3)	(1.8)	0.2
Other liabilities	(4.3)	17.2	(2.1)
Net cash provided by operating activities	154.1	293.6	244.7
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(64.4)	(392.3)	(140.6)
Net cash used in investing activities	(64.4)	(392.3)	(140.6)
Cash Flows from Financing Activities
Proceeds from debt	0	1,484.2	891.3
Repayments of debt	(138.3)	(931)	(521.1)
Debt fees paid	0	(8.8)	(1.7)
Proceeds on issuance of equity, net of fees	207.1
Repayment of Owner's funding	(154.5)	(435.5)	(483.3)
Net cash provided (used in)/by financing activities	(85.7)	108.9	(114.8)
Net increase/(decrease) in cash and cash equivalents	4	10.2	(10.7)
Cash and cash equivalents at beginning of the period	15.4	5.2	15.9
Cash and cash equivalents at the end of period	19.4	15.4	5.2
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	39.8	28.7	31.2
Taxes paid	$ 37.2	$ 29.6	$ 25.5

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S EQUITY (USD $) In Millions, unless otherwise specified	Total	Owner's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	Seadrill [Member]	Total Before Non-controlling Interest [Member]	Non-controlling Interest [Member]
Consolidated Balance at Dec. 31, 2009	$ 1,318.2	$ 1,318.2	$ 0	$ 0	$ 0	$ 1,318.2	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	176.5	176.5	0	0	0	176.5	0
Movement in invested equity	(460)	(460)	0	0	0	(460)	0
Consolidated Balance at Dec. 31, 2010	1,034.7	1,034.7	0	0	0	1,034.7	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	141.1	141.1	0	0	0	141.1	0
Movement in invested equity	(382.8)	(382.8)	0	0	0	(382.8)	0
Consolidated Balance at Dec. 31, 2011	793	793	0	0	0	793	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income	146.5	146.5	0	0	0	146.5	0
Movement in invested equity	(6.4)	(6.4)	0	0	0	(6.4)	0
Elimination of equity transferred to the Company	0	(644.6)	0	0	0	(644.6)	644.6
Consolidated Balance at Oct. 24, 2012	933.1	288.5	0	0	0	288.5	644.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Allocation of Company capital to unitholders	0	(288.5)	202.6	85.9	0	0	0
Issuance of 24,815,025 common units and 16,543,350 subordinated units	221.4	0	221.4	0	0	221.4	0
Expenses related to IPO	(18.8)	0	(18.8)	0	0	(18.8)	0
Proceeds distributed back to Seadrill	(202.6)	0	(202.6)	0	0	(202.6)	0
Post IPO net income	41.8	0	5.6	3.7	0	9.3	32.5
Consolidated Balance at Dec. 31, 2012	$ 974.9	$ 0	$ 208.2	$ 89.6	$ 0	$ 297.8	$ 677.1

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S EQUITY (Parenthetical)	2 Months Ended
Dec. 31, 2012
Common Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of common units and subordinated units (in units)	24,815,025
Subordinated Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of common units and subordinated units (in units)	16,543,350

General information	12 Months Ended
Dec. 31, 2012
General information [Abstract]
General information
Note 1- General information

Background

On June 28, 2012, Seadrill Limited ("Seadrill" or the "Parent") formed Seadrill Partners LLC (the "Company") under the laws of the Republic of the Marshall Islands as part of its strategy for the Company to acquire, in connection with the Company's initial public offering of its common units (the "IPO"), a 30% limited partner interest and non-economic general partner interest in Seadrill Operating LP, a Marshall Islands limited Company and a 51% limited liability company interest in Seadrill Capricorn Holdings LLC, a Marshall Islands limited liability company, which we collectively refer to as "OPCO".

In connection with the IPO on October 24th, 2012, Seadrill and its subsidiaries transferred (i) Seadrill Operating LP which includes (a) a 100% interest in the entities that own and operate the West Aquarius and the West Vencedor, and (b) an approximate 56% interest in the entity that owns and operates the West Capella and (ii) Seadrill Capricorn Holdings LLC, a 100% interest in the entities that own and operate the West Capricorn, we collectively refer to these interests as "OPCO's Initial Fleet."

On October 24, 2012 the Company completed its IPO of 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise of the underwriters' option to purchase additional common units). The Company's common units are listed on the New York Stock Exchange ("NYSE") under the symbol "SDLP". Upon completion of the IPO, Seadrill owned 14,752,525 common units and 16,543,350 subordinated units which represent approximately 75.7% of the limited liability company interests in the Company. The Company's only cash generating assets are its ownership interests in OPCO. OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig, (the West Vencedor), all of which operate under long-term contracts.

Basis of consolidation and presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.

The Company's consolidated and combined carve-out financial statements had negative working capital at December 31, 2012 and 2011. This is due to the historic financial positions of the Company, historic interaction between the Company and Seadrill, and the accounting treatment described above. A discussion of the relationship with Seadrill, including a description of the costs that have been allocated to the Company, is included in Note 17 "Related Party Transactions."

The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.

Post - IPO Basis of consolidation

Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements.

The Company owns a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through our 100% ownership of its general partner Seadrill Operating GP LLC.

All inter-company balances and transactions are eliminated.

We have allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

Pre - IPO Basis of consolidation

Before the Company's initial public offering, the Company's Combined Carve-out Financial Statements have been prepared on a "carve-out" basis for the periods January 1, 2012 to October 23, 2012 and years ended December 31, 2011 and 2010, from the accounting records of the Seadrill using historical results of operations, assets and liabilities attributable to the Company, including allocation of expenses from Seadrill. Management believes the assumptions and allocations of the carve-out period have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented. The actual basis of allocation for each item is described below.

The Company's Combined Carve-out Financial Statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the OPCO's companies and their rig-owning and operating subsidiaries, plus the following items which have been assigned or allocated as set forth below:

•	The West Capricorn loan and associated balances have been assigned based on the actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
The Company's debts relating to the West Capella, the West Aquarius and the West Vencedor drilling rigs are held by Seadrill in connection with loan facilities which also cover non-Seadrill Partners LLC drilling rigs. Accordingly, the Company's share of these loan facilities, interest expense, deferred financing fees and related repayments and drawdowns for all periods presented have been carved-out based on the relative fair value of the Company's drilling rigs at December 31, 2011, which is based on external fair value assessments.

•
The Company has also benefited from Seadrill's general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill corporate group, a proportion of the interest cost of this debt has been included in the Company's Combined Carve-out Financial Statements for the periods presented, based upon the relative fair value of the Company's drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill's drilling rigs (including the Company's drilling rigs).

•
A portion of Seadrill's mark-to-market adjustments for interest rate swap derivatives have been allocated to the Company's Combined Carve-out Statement of Operations on the basis of the Company's proportion of Seadrill's floating rate debt.

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the Company based on intercompany charges from Seadrill.

•
Administrative expenses, which include stock-based compensation and defined benefit pension plan costs of Seadrill that cannot be attributed to specific drilling rigs, and for which the Company is deemed to have received the benefit of, have been allocated to the Company based on intercompany charges from Seadrill. The Company has treated the defined benefit plan as a multiemployer plan operated by Seadrill and has included only period costs from Seadrill during the periods presented.

In accordance with the convention for carve-out financial statements, amounts due to and due from the Company to other Seadrill entities are recognized within owner's equity in the Company's Combined Carve-out Financial Statements. Because Seadrill uses a centralized cash management system, whereby cash held at a subsidiary level is swept on a daily basis into a centralized treasury function at Seadrill, intercompany payables and receivables outstanding for the periods presented prior to our IPO, have been deemed to have been treated as equity in the Company.

The financial position, results of operations and cash flows of the Company may differ from those that would have been achieved had the Company operated autonomously as a publicly traded entity for all years presented, as the Company may have had, for example, additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a publicly traded entity.

Accounting policies	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Accounting policies
Note 2- Accounting policies

Use of estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate base and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods not exercised.

Reimbursable revenue and expenses

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues

Other revenues are for revenues earned within our Nigerian service company relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria for the year ended December 31, 2012.

Mobilization and demobilization expenses

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding any extension periods not exercised by our customers. The costs of relocating drilling rigs that are not under contract are expensed as incurred.

Rig Operating Expenses

Rig operating expenses are costs associated with operating a drilling rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies

The Company and all of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. The Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity, the statement of other comprehensive income has not been disclosed as this is not material for December 31, 2012, 2011 and 2010.

Transactions in foreign currencies during a period are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Earnings Per Unit

We compute Earnings per Unit by allocating the members net income for the period in accordance with the distribution model across the common and subordinated members and incentive distribution right holders. The allocation is divided by the weighted average number of units outstanding during the period. Diluted Earnings per Unit reflects the potential dilution that could occur if options to issue units were exercised, which would result in the issuance of additional units that would then share in our net earnings.

Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents

Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.

Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

Capitalized interest

Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling rigs

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's semi-submersibles, drillships and tender rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain trigger events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

Derivative Financial Instruments and Hedging Activities

The Company's interest-rate swap agreements are recorded at fair value. Changes in the fair value of interest-rate swap agreements, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within Financial Items.

Income taxes

Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. We and our controlled affiliates do not conduct business or operate in the Republic of the Marshall Islands and therefore are not subject to income, capital gains, profits or other taxation under current Marshall Island law. As a tax resident of the United Kingdom we are subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted

Deferred charges

Loan related costs, including debt arrangement fees and legal expenses, are capitalized and amortized over the term of the related loan and are included in interest expense.

Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. Prior to IPO, all transactions between related parties were recognized on an allocation basis. Post IPO, all related party transactions are based on the principle of arm's length estimated market value.

Reclassifications

Certain reclassifications have been made to prior period amounts to conform with the current year presentation. These reclassifications did not have a material effect on the consolidated financial statements (refer to Basis of preparation).

Recently Issued Accounting Standards effective 2013

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The update is effective for interim and annual periods beginning on or after January 1, 2013. We do not expect that our adoption will have a material effect on our consolidated balance sheet or the disclosures contained in our notes to the consolidated financial statements.

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not expect that our adoption will have a material effect on our consolidated balance sheet or the disclosures contained in our notes to the consolidated financial statements

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount we expect to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. The Company is currently assessing the impact of this new standard.

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. The update requires the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment. The update is effective for interim and annual periods beginning on or after December 15, 2013. The Company is currently assessing the impact of this new standard.

Formation transactions and initial public offering	12 Months Ended
Dec. 31, 2012
Formation transactions and initial public offering [Abstract]
Formation transactions and initial public offering
Note 3 - Formation transactions and initial public offering

Seadrill Partners, LLC is a publicly traded limited liability formed on June 28, 2012 as a wholly owned subsidiary of Seadrill Limited.

On October 24, 2012, the Company completed its IPO, in which the Company sold 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise by the underwriters' of their option to purchase additional common units) to the public at a price of $22.00 per unit, raising gross proceeds of $221.4 million. Net proceeds from the offering were $202.6 million, after deducting underwriting discounts, commissions, and structuring fees and expenses of $18.8 million. As part of this transaction, we issued to Seadrill 14,752,525 common units and 16,543,350 subordinated units, which represents an approximate 75.7% limited liability interest in us. In addition, we issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill the members interest, which is a non economic limited liability company interest in us, and all of our incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash we distribute in excess of $0.4456 per unit, per quarter.

On October 24, 2012, the following transactions in connection with our IPO occurred, we acquired in return for the issuance of common and subordinated units to Seadrill and the net proceeds received from the IPO (i) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through our 100% ownership of its general partner, Seadrill Operating GP LLC, and (ii) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Operating LP owns: (i) a 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) an approximate 56% interest in the entity that owns and operates the West Capella. Seadrill Capricorn Holdings LLC owns 100% of the entities that own and operate the West Capricorn.

These transactions described above have been reflected as a reorganization under common control and therefore the assets and liabilities acquired from Seadrill have been recorded at historical cost by the Company.

Agreements

In connection with the IPO, the Company entered into several agreements including:

•
A management and administrative services agreement with Seadrill Management AS (subsequently assigned to Seadrill Management Ltd), and a management and administrative services agreement with Seadrill UK Ltd, subsidiaries of Seadrill ("Seadrill Management"), pursuant to which Seadrill Management agreed to provide certain management, administrative, financial, personnel and other support services.;

•	A $300.0 million revolving credit agreement with Seadrill; and

•	An Omnibus Agreement with Seadrill, the Seadrill Member and OPCO governing, among other things:

•	To what extent the Company and Seadrill may compete with each other;

•
The Company's option to purchase rigs T-15 and T-16, from Seadrill at any time within 24 months after their respective acceptances by their customers upon reaching an agreement with Seadrill regarding its purchase price;

•	Certain rights of first offer on certain rigs operating under long term contract for five or more years; and

•	Rights of first offer on additional equity interests in OPCO.

Subsidiaries	12 Months Ended
Dec. 31, 2012
Subsidiaries [Abstract]
Subsidiaries
Note 4 – Subsidiaries

The following table lists the Company's significant subsidiaries and their purpose that are included in the Consolidated and Combined Carve-out Financial Statements as of December 31, 2012.

Name of the Company	Jurisdiction of Incorporation	Principal Activities
Seadrill China Operations Ltd *	Luxembourg	Rig owner
Seadrill Deepwater Drillship Ltd	Cayman Islands	Rig owner
Seadrill Vencedor Ltd	Bermuda	Rig owner
Seabras Rig Holdco Kft*	Hungary	Rig owner
Seadrill China Operations Ltd	Bermuda	Previous rig owner
Seadrill Capricorn Ltd	Bermuda	Previous rig owner
Seadrill Tender Rigs Ltd	Bermuda	Previous rig owner
Subsea Drilling IV Ltd	Cyprus	Previous rig owner
Seadrill Canada Ltd*	Newfoundland, Canada	Operating company
Seadrill Americas Inc	U.S.A	Operating company
Seadrill Asia Ltd	Hong Kong	Operating company
Seadrill Offshore AS	Norway	Operating company
Seadrill US Gulf LLC*	U.S.A	Operating company
Seadrill Mobile Units Nigeria	Nigeria	Service company

*	Established in 2012.

In addition to the entities listed above, the Consolidated and Combined Carve-out Financial Statements (prior to October 24, 2012) included allocations and charges from other Seadrill subsidiaries from which the Company is deemed to have received benefit.

Segment information	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment information
Note 5 – Segment information

Operating segment

OPCO's fleet, which is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker, which is the board of directors, as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company's revenues by customer for the years ended December 31, 2012, 2011 and 2010 is as follows:

Contract Revenue Split by Customer	2012	2011	2010
ExxonMobil	35%	42%	44%
Total	36%	41%	43%
Chevron	14%	17%	13%
BP	15%	—	—
Total	100%	100%	100%

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	2012	2011	2010
Nigeria	209.8	204.7	204.1
China	84.1	115.7	49.1
Angola	86.3	82.7	61.7
Vietnam	39.1	60.6	—
Malaysia	—	30.8	—
Canada	87.3	—	—
United States	88.2	—	—
Philippines	—	—	111.0
Indonesia	—	—	49.6
Other	19.1	2.7	2.8
Total	613.9	497.2	478.3

Fixed Assets—Drilling Rigs(1)

(In US$ millions)	2012	2011	2010
Nigeria	553.9	576.7	600.9
China	—	555.1	590.6
Angola	194.3	202.8	218.0
Canada	545.7	—	—
United States	809.1	—	—
Total	2,103.0	1,334.6	1,409.5

(1)
The fixed assets referred to in the table above include the four drilling rigs at December 31, 2012 and three drilling rigs at December 31, 2011 and 2010 the fixed assets referred to are the drilling rigs of the OPCO's predecessor companies and their subsidiaries. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Taxation
Note 6 – Taxation

The following table summarizes, by jurisdiction, the components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010:

(In US$ millions)	2012	2011	2010
Current tax expense:
United Kingdom	—	—	—
Angola	3.1	3.9	4.5
Canada	0.8	—	—
China	10.4	9.6	4.2
Nigeria	12.8	11.8	12.5
United States	0.9	—	—
Other	3.0	2.0	15.2
Total current tax expense	31.0	27.3	36.4
Deferred tax (benefit) expense:
Angola	0.5	0.3	(1.4)
Total income tax expense	31.5	27.6	35.0

Seadrill Partners LLC is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the years ended on December 31, 2012, 2011 and 2010, differs from the U.K. statutory income tax rate as follows:

	2012	2011	2010

U.K. statutory income tax rate	24.5%	26.5%	28.0%
Non-U.K. taxes	(10.2%)	(10.1%)	(11.5%)
Effective income tax rate	14.3%	16.4%	16.5%

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

The net deferred tax assets consist of the following:

(In US$ millions)	2012	2011
Deferred mobilization revenue	$0.6	$1.1
Total deferred tax assets	$0.6	$1.1

The Company did not have any deferred tax liabilities at December 31, 2012 and 2011.

Earnings per unit and cash distributions	12 Months Ended
Dec. 31, 2012
Earnings per unit and cash distributions [Abstract]
Earnings per unit and cash distributions
Note 7 – Earnings per unit and cash distributions

The calculations of basic and diluted earnings per unit are presented below:

(in US $ millions, except per unit data)	Year ended December 31, 2012
Post IPO net income attributable to the members of Seadrill Partners LLC (1)	9.3

Net income attributable to:
Common unitholders	7.2
Subordinated unitholders	2.1

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.29
Subordinated unitholders	$0.13

Cash distributions declared and paid in the period per unit (2)	—

Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	$0.29

(1)
Earnings per unit information for 2012 is in respect of the period from the date of the Company's IPO on 24 October 2012 to 31 December 2012. Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1.

Allocation of earnings to classes of units used in calculating earnings per unit have been determined in accordance with the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement") and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. Undistributed earnings are allocated based on the same distribution guidelines.

(2)	Refers to the cash distribution declared and paid during the period.

(3)	Refers to the cash distribution declared since IPO and paid subsequent to the period end.

As of December 31, 2012, 24.3% of the Company's units outstanding were held by the public, and the remaining units were held by Seadrill.

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. The resulting earnings figure is divided by the number of units outstanding during the period.

The common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Company Agreement, regardless of whether those earnings would or could be distributed. The Company Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company's board of directors to provide for the proper conduct of the Company's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Operating Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3875 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter;

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

In addition, Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.

If for any quarter:

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution.

In addition, Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.

If for any quarter:

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.

Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Note 8 – Other revenues

Related party other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Related party other revenues	19.1	—	—
Total	19.1	—	—

During the year ended December 31, 2012, we earned related party other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period.

Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable [Abstract]
Accounts receivable
Note 9 – Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. There was no allowance for doubtful accounts receivables at December 31, 2012. The allowance for doubtful accounts receivable was $0.4 million at December 31, 2011.

The Company did not recognize any bad debt expense in 2012, 2011 or 2010, but has instead reduced contract revenue for any disputed amounts. Contract revenue was reduced by $3.4 million in 2012, $0.0 million in 2011 and 2010.

Other current assets	12 Months Ended
Dec. 31, 2012
Other current assets [Abstract]
Other current assets
Note 10 – Other current assets

Other current assets include:

(In US$ millions)	December 31, 2012	December 31, 2011

Reimbursable amounts due from customers	24.9	—
Deferred charges – short term portion	6.2	6.3
Prepaid expenses	1.8	1.4
Legal settlement(1)	—	15.0
Other	1.5	5.5
Total other current assets	34.4	28.2

(1)
The legal settlement receivable in December 2011 relates to an arbitration settlement awarded for liquidated damages on late delivery of theWest Aquarius drilling rig from the yard. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. OPCO's predecessor companies and operating subsidiaries received this amount in full in 2012.

Newbuildings	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
Note 11 – Newbuildings

(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	764.5	364.5
Additions	44.2	385.7
Capitalized interest and loan related costs	12.9	14.3
Re-classified as Drilling Rigs	(821.6)	—
Closing balance	—	764.5

All movement during the period related to the West Capricorn, which was transferred from newbuildings to drilling rigs in June 2012.

Drilling rigs	12 Months Ended
Dec. 31, 2012
Drilling rigs [Abstract]
Drilling rigs
Note 12 – Drilling rigs

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	2,297.0	1,453.7
Accumulated depreciation	(194.0)	(119.1)
Net book value	2,103.0	1,334.6

Depreciation and amortization expense related to the drilling rigs was $74.9 million, $56.9 million and $55.8 million for the years ended December 31, 2012, 2011 and 2010 respectively.

Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets	Note 13 – Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011

Deferred charges – long-term portion	7.8	14.1
Other	0.2	0.1
Total other non-current assets	8.0	14.2

Long-term related party payable and interest expenses	12 Months Ended
Dec. 31, 2012
Long-term related party payable and interest expenses [Abstract]
Long-term related party payable and interest expenses
Note 14 – Long-term related party payable and interest expenses

For each of the Rig Financing Agreements, the Company entered into a loan agreement with Seadrill. These loan agreements with Seadrill Limited are classified as related party transactions, under which the Company makes principal and interest payments directly to the lender, corresponding to that proportion of the loan relating to the West Capella, West Aquarius, West Vencedor and West Capricorn.

As of December 31, 2012 and 2011, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	2012	2011
Credit facilities
$1,500 credit facility	572.6	654.3
$1,200 term loan	111.1	126.2
$550 credit facility	508.5	550.0

Total interest bearing debt	1,192.2	1,330.5
Less: current portion	(225.5)	(180.9)
Long-term portion of interest bearing debt	966.7	1,149.6

The amounts relating to 2011 represent allocations of Seadrill Ltd debt as explained in "Note 1."

The outstanding debt as of December 31, 2012 is repayable as follows:

(In US$ millions)	Year ending December 31
2013	225.5
2014	507.6
2015	129.1
2016	330.0
2017 and thereafter	—
Total debt	1,192.2

Rig Financing Agreements

$1,500 Million Secured Credit Facility

In June 2009, Seadrill entered into a $1,500 million senior secured loan facility with a syndicate of banks and export credit facility agents, to partly fund the acquisition of the West Capella, the West Sirius, the West Ariel, and the West Aquarius rigs, which have been pledged as collateral. Seadrill's net book value at December 31, 2012 of the rigs pledged as collateral is $1,733 million of which $1,100 million relates to the Company. The loan facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. At maturity in June 2014, a balloon payment of $662.0 million is due, of which $409.0 million relates to the Company. We do not have any undrawn capacity on this facility at the year end.

The Company's share of quarterly principal repayments was $12.7 million in the first two quarters of 2011, which increased to $27.3 million for the remainder of 2011 and all of 2012.

$1,200 Million Secured Term Loan

In June 2010, Seadrill entered into a $1,200 million secured term loan with a group of various commercial lending institutions and export credit agencies. The loan is secured by first priority mortgages on one ultra-deepwater semi-submersible drilling rig (West Orion), one ultra-deepwater drillship (West Gemini) and one tender rig (West Vencedor). Seadrill's net book value at December 31, 2012 of the rigs pledged as collateral is $1,477 million, of which $189 million relates to the Company. The loan facility bears interest at LIBOR plus 2.25% per annum and is repayable over a term of five years. The outstanding balance as of December 31, 2012 was $867 million, as compared as $1,000 million in 2011. At maturity a balloon payment of $566.7 million is due, of which $71.5 million relates to the Company. The outstanding balance as of December 31, 2012 attributable to the West Vencedor, was $111 million. We do not have any undrawn capacity on this facility at the year end. Subsequent to the balance sheet date Seadrill entered into a renewal of the fixed margin period on this facility commencing on June 25, 2013 with a final maturity in 2015.

The Company's share of quarterly principal repayments was $4.2 million throughout 2011 and 2012.

$550 Million Secured Credit Facility

In December 2011, Seadrill entered into a $550 million secured credit facility with a syndicate of banks to partly fund the delivery of the ultra-deepwater semi-submersible drilling rig the West Capricorn, which has been pledged as collateral. The net book value at December 31, 2012 of the rig pledged as collateral is $809 million. The loan facility bears interest at LIBOR plus a margin of 1.5% to 2.25%. At maturity a balloon payment of $275 million is due, 100% of which relates to the Company. We do not have any undrawn capacity on this facility at the year end.

The quarterly principal repayments were $13.8 million throughout 2012.

$300 Million Revolving Credit Facility

In October 2012, the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. Each loan shall be repaid in full on the repayment date applicable to it. The facility remained undrawn at December 31, 2012.

Covenants on Loans and Bonds

In addition to the collateral provided to lenders in the form of pledged assets, Seadrill's bank loan agreements generally contain financial covenants, the primary covenants being as follows:

•	Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $155 million within the group.

•	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1.

•
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt.

•	Equity to asset ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling rigs.

•
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements.

Seadrill is in compliance with all the financial loan covenants as of December 31, 2012.

Other current liabilities	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Note 15 – Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	10.6	16.6
Employee withheld taxes, social security and vacation payment	6.2	2.8
Other current liabilities	6.4	8.5
Total other current liabilities	23.2	27.9

Non-controlling interest	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Non-controlling interest
Note 16 – Non-controlling interest

The Company's Consolidated and Combined Statement of Operations, Balance Sheet and Statement of Cash Flows include, the non-controlling interest comprising (i) the 70% limited partner interest in Seadrill Operating LP, and (ii) the 49% limited liability company interest in Seadrill Capricorn Holdings LLC, each of which are owned by Seadrill. The non-controlling interest existed from the IPO closing.

Non-controlling interest that arose out of the IPO is as follows:

(In US$ millions)	West Capella	Seadrill Capricorn Holdings LLC	Seadrill Operating LP	Total
Net income for the year ended December 31, 2012	19.8	3.9	8.8	32.5
As at December 31, 2012	19.8	3.9	8.8	32.5

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Related party transactions
Note 17 – Related party transactions

As described in Note 1, prior to the IPO closing date, Seadrill charged the Company for the provision of technical and commercial management of the drilling rigs, as well as a share of Seadrill's general and administrative costs. In connection with the IPO, the Company entered into certain agreements with affiliates of Seadrill to provide certain management and administrative services, as well as technical and commercial management services. Amounts charged to the Company for the years ended December 31, 2012, 2011 and 2010 were $106.1 million, $129.1 million and $97.0 million, respectively.

Net expenses (income) from related parties:

(In US$ millions)	2012	2011	2010
Transactions with Seadrill and subsidiaries:
Management and administrative fees (a) and (b)	17.3	18.1	15.3
Rig operating costs (c)	23.7	17.1	14.0
Insurance premiums (d)	10.6	9.9	9.7
Interest expense (e)	34.1	31.9	35.5
Derivative gains and losses (e)	19.2	52.1	22.5
Commitment fee (f)	1.2	—	—
Other revenues due to West Polaris (h)	(19.1)	—	—
Operating expenses for West Polaris (h)	18.3	—	—
Total	105.3	129.1	97.0

Receivables (payables) from related parties:

(In US$ millions)	2012	2011
Trading balances due to Seadrill and subsidiaries (i)	(122.2)	—
Trading balances due from Seadrill and subsidiaries (i)	39.6	—
Rig financing agreement with Seadrill (i)	(1,192.2)	(1,330.5)

(a)
Management and administrative service agreement – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.

(b)
Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.

(c)	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
(d)	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
(e)
Interest expense and loss on derivatives – prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.

(f)
$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.

(g)
Rig Financing Agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into a loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the Rig Financing Agreements allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill's direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella.

(h)
During the year ended December 31, 2012, we earned other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill'sWest Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $18.3 million.

(i)
Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business

Purchase options

Under the omnibus agreement signed on October 24, 2012, the Company has the right to purchase the T-15 and T-16 tender rigs from Seadrill at respective purchase prices to be agreed between Seadrill and the Company, at any time within 24 months after the acceptance by its customers. If the Company and Seadrill are unable to agree upon the purchase price of either the T-15 or T-16, its respective fair market value will be determined by a mutually acceptable third party.

Indemnifications and guarantees

Tax indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company against any tax liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.

Environmental and other indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company for a period of five years against certain environmental and toxic tort liabilities with respect to the assets that Seadrill contributed or sold to the Company to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $10 million.

In addition, pursuant to the Omnibus Agreement, Seadrill agreed to indemnify the Company for any defects in title to the assets contributed or sold to the Company and any failure to obtain, prior to October 14, 2012, certain consents and permits necessary to conduct the Company's business, which liabilities arise within three years after the closing of the IPO on October 24, 2012.

Risk management and financial instruments	12 Months Ended
Dec. 31, 2012
Risk management and financial instruments [Abstract]
Risk management and financial instruments
Note 18 – Risk management and financial instruments

We are exposed to various market risks, including interest rate, foreign currency exchange and concentration of credit risks. We may enter into a variety of derivative instruments and contracts to maintain the desired level of exposure arising from these risks.

Interest rate risk

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. Surplus funds are generally placed in fixed deposits with reputable financial institutions, yielding higher returns than are available on overnight deposits in banks. Such deposits generally have short-term maturities, in order to provide the Company with flexibility to meet all requirements for working capital and capital investments. The extent to which the Company utilizes interest rate swaps derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements

For the year ended December 31, 2011, and for the period up to the date of the IPO, the Company was allocated a proportion of Seadrill's loss on interest rate swaps, based on its share of floating interest rate debt and, therefore, no position is recorded as at December 31, 2011. For the period after the IPO, the Company entered into its own interest rate swap agreements with Seadrill.

At December 31, 2012, the Company had interest rate swap agreements with an outstanding principal of $1,128 million. The combined total fair value of the interest rate outstanding as at December 31, 2012 amounted to a liability of $5.9 million, classified within related party payables in our balance sheet as of December 31, 2012. These agreements do not qualify for hedge accounting, and accordingly any changes in the fair values of the swap agreements are included in the consolidated statement of operations under "Loss on derivative financial instruments". The loss recognized for 2012 was $19.2 million.

The Company's interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal (In US$ millions)	Receive rate	Pay rate	Length of contract
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019

The counterparty to the above agreements is Seadrill.

Details of Seadrill's Interest Rate Swaps

The extent to which Seadrill utilizes interest rate swaps to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates. At December 31, 2011 and 2010, Seadrill had interest rate swap agreements with an outstanding principal of $4,738 million and $2,706 million, respectively. In addition, Seadrill had outstanding cross currency interest rate swaps at December 31, 2011 and 2010, with a principal amount of $34 million and $174 million, respectively. These agreements do not qualify for hedge accounting, and accordingly the Company's share of any changes in the fair values of the swap agreements are included in the Company's Consolidated and Combined Carve-out Financial Statement of Operations under 'Loss on interest rate swaps." Seadrill's combined total fair value of the interest rate swaps and cross currency interest swaps outstanding as of December 31, 2011 and 2010, amounted to a liability in Seadrill's financial statements $345 million and $145 million, respectively.

Foreign currency risk

The majority of our gross earnings from rigs and vessels are receivable in U.S. dollars and the majority of our other transactions, assets and liabilities are denominated in US dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the U.S. dollar. The Company is also exposed to changes in interest rates on floating interest rate debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

OPCO and all of its subsidiaries use the U.S. Dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. Dollars. Accordingly, our reporting currency is also U.S. Dollars. We do, however, earn revenue and incur expenses in Euros and Nigerian Naira and there is a risk that currency fluctuations could have an adverse effect on the value of our cash flows.

Concentration of credit risk

The Company has financial assets which expose the Company to credit risk arising from possible default by a counterparty. The Company considers the counterparties to be creditworthy and does not expect any significant loss to result from non-performance by such counterparties. The Company in the normal course of business does not demand collateral from its counterparties.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value

Cash and cash equivalents	19.4	19.4	15.4	15.4
Current portion of long term debt to related party	225.5	225.5	180.9	180.9
Long-term portion of interest bearing debt to related party	966.7	966.7	1,149.6	1,149.6

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair value of the current and long-term portion of floating rate debt is estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized at level 2 on the fair value measurement hierarchy.

Financial instruments that are measured at fair value on a recurring basis:

	Fair value December 31, 2012	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swap contracts	5.9	-	5.9	-
Total liabilities	5.9	-	5.9	-

The value of interest rate swap contracts at December 31, 2011 was nil.

Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement and Disclosures emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The fair values of interest rate swaps are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR interest rates as of December 31, 2012.

Retained risk

a) Physical Damage Insurance

Seadrill has purchased hull and machinery insurance to cover for physical damage to its drilling rigs and those of the Company and charges the Company for the associated cost for its respective rigs.

The Company retains the risk for the deductibles relating to physical damage insurance on the Company's fleet. The deductible is currently a maximum of $5 million per occurrence.

b) Loss of Hire Insurance

Seadrill purchases insurance to cover for loss of revenue in the event of extensive downtime caused by physical damage to its drilling rigs, where such damage is covered under the Seadrill's physical damage insurance, and charges the Company for the cost related to the Company's fleet.

The loss of hire insurance has a deductible period of 60 days after the occurrence of physical damage. Thereafter, insurance policies according to which the Company is compensated for loss of revenue are limited to between 210 and 290 days. The Company retains the risk related to loss of hire during the initial 60 day period, as well as any loss of hire exceeding the number of days permitted under insurance policy.

(c) Protection and Indemnity Insurance

Seadrill purchases protection and indemnity insurance and excess liability insurance for personal injury liability for crew claims, non-crew claims and third-party property damage including oil pollution from the drilling rigs to cover claims of up to $250 million per event and in the aggregate for the West Vencedor and up to $500 million per event and in the aggregate for each of the West Aquarius , the West Capricorn and the West Capella.

Concentration of Risk

There is a concentration of credit risk with respect to cash and cash equivalents as most of the amounts are deposited with Nordea Bank Finland Plc and Danske Bank A/S. The Company considers these risks to be remote.

In the years ended December 31, 2012 and 2011, 35% (2011: 42%), of the Company's contract revenues were received from subsidiaries of ExxonMobil Corporation ("Exxon"), 36% (2011: 41%) from Total S.A. ("Total"),14% (2011: 17%) from Chevron Corporation ("Chevron") and 15% (2011: 0%) from British Petroleum ("BP"). There is thus a concentration of revenue risk towards Exxon, Total, Chevron and BP.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 19 – Commitments and contingencies

Legal Proceedings

At December 31, 2012, the Company was not party to any litigation.

In December 2011, an arbitration settlement was awarded for liquidated damages on late delivery of the West Aquarius drilling rig from the yard for $15 million. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. The OPCO's predecessor companies and operating subsidiaries received this amount in full in 2012.

Pledged Assets

The book value of assets pledged under mortgage and overdraft facilities at December 31, 2012 and 2011 was $2,098.1 million, and $2,099.1 million, respectively.

Purchase Commitments

At December 31, 2012, the Company had no contractual commitments. At December 31, 2011 the Company had contractual commitments of approximately $3.0 million) relating to construction of the West Capricorn.

Guarantees

At December 31, 2012 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	455.0	115.0
Guarantee in favor of banks	157.4	157.4
Total	612.4	272.4

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 20 – Subsequent Events

On January 24, 2013, the Company declared a distribution for the period from October 24, 2012 (the date of closing the IPO) through December 31, 2012 of $0.2906 per unit ($0.3875 per unit on a pro-rata basis for the fourth quarter 2012), which was paid on February 14, 2013 to unitholders of record on February 4, 2013.

On April 29, 2013, the Company declared a quarterly distribution for the period from January 1, 2013 to March 31, 2013 of $0.3875 per unit, equivalent to an annual distribution of $1.55.

General information (Policies)	12 Months Ended
Dec. 31, 2012
General information [Abstract]
Basis of consolidation and presentation
Basis of consolidation and presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.

The Company's consolidated and combined carve-out financial statements had negative working capital at December 31, 2012 and 2011. This is due to the historic financial positions of the Company, historic interaction between the Company and Seadrill, and the accounting treatment described above. A discussion of the relationship with Seadrill, including a description of the costs that have been allocated to the Company, is included in Note 17 "Related Party Transactions."

The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.

Post - IPO Basis of consolidation

Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements.

The Company owns a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through our 100% ownership of its general partner Seadrill Operating GP LLC.

All inter-company balances and transactions are eliminated.

We have allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

Pre - IPO Basis of consolidation

Before the Company's initial public offering, the Company's Combined Carve-out Financial Statements have been prepared on a "carve-out" basis for the periods January 1, 2012 to October 23, 2012 and years ended December 31, 2011 and 2010, from the accounting records of the Seadrill using historical results of operations, assets and liabilities attributable to the Company, including allocation of expenses from Seadrill. Management believes the assumptions and allocations of the carve-out period have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented. The actual basis of allocation for each item is described below.

The Company's Combined Carve-out Financial Statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the OPCO's companies and their rig-owning and operating subsidiaries, plus the following items which have been assigned or allocated as set forth below:

•	The West Capricorn loan and associated balances have been assigned based on the actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
The Company's debts relating to the West Capella, the West Aquarius and the West Vencedor drilling rigs are held by Seadrill in connection with loan facilities which also cover non-Seadrill Partners LLC drilling rigs. Accordingly, the Company's share of these loan facilities, interest expense, deferred financing fees and related repayments and drawdowns for all periods presented have been carved-out based on the relative fair value of the Company's drilling rigs at December 31, 2011, which is based on external fair value assessments.

•
The Company has also benefited from Seadrill's general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill corporate group, a proportion of the interest cost of this debt has been included in the Company's Combined Carve-out Financial Statements for the periods presented, based upon the relative fair value of the Company's drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill's drilling rigs (including the Company's drilling rigs).

•
A portion of Seadrill's mark-to-market adjustments for interest rate swap derivatives have been allocated to the Company's Combined Carve-out Statement of Operations on the basis of the Company's proportion of Seadrill's floating rate debt.

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the Company based on intercompany charges from Seadrill.

•
Administrative expenses, which include stock-based compensation and defined benefit pension plan costs of Seadrill that cannot be attributed to specific drilling rigs, and for which the Company is deemed to have received the benefit of, have been allocated to the Company based on intercompany charges from Seadrill. The Company has treated the defined benefit plan as a multiemployer plan operated by Seadrill and has included only period costs from Seadrill during the periods presented.

In accordance with the convention for carve-out financial statements, amounts due to and due from the Company to other Seadrill entities are recognized within owner's equity in the Company's Combined Carve-out Financial Statements. Because Seadrill uses a centralized cash management system, whereby cash held at a subsidiary level is swept on a daily basis into a centralized treasury function at Seadrill, intercompany payables and receivables outstanding for the periods presented prior to our IPO, have been deemed to have been treated as equity in the Company.

The financial position, results of operations and cash flows of the Company may differ from those that would have been achieved had the Company operated autonomously as a publicly traded entity for all years presented, as the Company may have had, for example, additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a publicly traded entity.

Accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Use of estimates
Use of estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate base and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods not exercised.

Reimbursable revenue and expenses
Reimbursable revenue and expenses

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues

Other revenues are for revenues earned within our Nigerian service company relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria for the year ended December 31, 2012.

Mobilization and demobilization expenses
Mobilization and demobilization expenses

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding any extension periods not exercised by our customers. The costs of relocating drilling rigs that are not under contract are expensed as incurred.

Rig operating expenses
Rig Operating Expenses

Rig operating expenses are costs associated with operating a drilling rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies
Foreign currencies

The Company and all of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. The Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity, the statement of other comprehensive income has not been disclosed as this is not material for December 31, 2012, 2011 and 2010.

Transactions in foreign currencies during a period are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Earnings Per Unit
Earnings Per Unit

We compute Earnings per Unit by allocating the members net income for the period in accordance with the distribution model across the common and subordinated members and incentive distribution right holders. The allocation is divided by the weighted average number of units outstanding during the period. Diluted Earnings per Unit reflects the potential dilution that could occur if options to issue units were exercised, which would result in the issuance of additional units that would then share in our net earnings.

Current and non-current classification
Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Receivables
Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

Capitalized interest
Capitalized interest

Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling rigs
Drilling rigs

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's semi-submersibles, drillships and tender rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain trigger events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities

The Company's interest-rate swap agreements are recorded at fair value. Changes in the fair value of interest-rate swap agreements, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within Financial Items.

Income taxes
Income taxes

Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. We and our controlled affiliates do not conduct business or operate in the Republic of the Marshall Islands and therefore are not subject to income, capital gains, profits or other taxation under current Marshall Island law. As a tax resident of the United Kingdom we are subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted

Deferred charges	Deferred charges Loan related costs, including debt arrangement fees and legal expenses, are capitalized and amortized over the term of the related loan and are included in interest expense.
Provisions
Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. Prior to IPO, all transactions between related parties were recognized on an allocation basis. Post IPO, all related party transactions are based on the principle of arm's length estimated market value.

Reclassifications
Reclassifications

Certain reclassifications have been made to prior period amounts to conform with the current year presentation. These reclassifications did not have a material effect on the consolidated financial statements (refer to Basis of preparation).

Recently Issued Accounting Standards effective 2013
Recently Issued Accounting Standards effective 2013

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The update is effective for interim and annual periods beginning on or after January 1, 2013. We do not expect that our adoption will have a material effect on our consolidated balance sheet or the disclosures contained in our notes to the consolidated financial statements.

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not expect that our adoption will have a material effect on our consolidated balance sheet or the disclosures contained in our notes to the consolidated financial statements

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount we expect to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. The Company is currently assessing the impact of this new standard.

Balance sheet—Effective January 1, 2014, we will adopt the accounting standards update that applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. The update requires the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment. The update is effective for interim and annual periods beginning on or after December 15, 2013. The Company is currently assessing the impact of this new standard.

Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries [Abstract]
Schedule of subsidiaries
The following table lists the Company's significant subsidiaries and their purpose that are included in the Consolidated and Combined Carve-out Financial Statements as of December 31, 2012.

Name of the Company	Jurisdiction of Incorporation	Principal Activities
Seadrill China Operations Ltd *	Luxembourg	Rig owner
Seadrill Deepwater Drillship Ltd	Cayman Islands	Rig owner
Seadrill Vencedor Ltd	Bermuda	Rig owner
Seabras Rig Holdco Kft*	Hungary	Rig owner
Seadrill China Operations Ltd	Bermuda	Previous rig owner
Seadrill Capricorn Ltd	Bermuda	Previous rig owner
Seadrill Tender Rigs Ltd	Bermuda	Previous rig owner
Subsea Drilling IV Ltd	Cyprus	Previous rig owner
Seadrill Canada Ltd*	Newfoundland, Canada	Operating company
Seadrill Americas Inc	U.S.A	Operating company
Seadrill Asia Ltd	Hong Kong	Operating company
Seadrill Offshore AS	Norway	Operating company
Seadrill US Gulf LLC*	U.S.A	Operating company
Seadrill Mobile Units Nigeria	Nigeria	Service company

*	Established in 2012.

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company's revenues by customer for the years ended December 31, 2012, 2011 and 2010 is as follows:

Contract Revenue Split by Customer	2012	2011	2010
ExxonMobil	35%	42%	44%
Total	36%	41%	43%
Chevron	14%	17%	13%
BP	15%	—	—
Total	100%	100%	100%

Company's revenues and fixed assets by geographic area
Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	2012	2011	2010
Nigeria	209.8	204.7	204.1
China	84.1	115.7	49.1
Angola	86.3	82.7	61.7
Vietnam	39.1	60.6	—
Malaysia	—	30.8	—
Canada	87.3	—	—
United States	88.2	—	—
Philippines	—	—	111.0
Indonesia	—	—	49.6
Other	19.1	2.7	2.8
Total	613.9	497.2	478.3

Fixed Assets—Drilling Rigs(1)

(In US$ millions)	2012	2011	2010
Nigeria	553.9	576.7	600.9
China	—	555.1	590.6
Angola	194.3	202.8	218.0
Canada	545.7	—	—
United States	809.1	—	—
Total	2,103.0	1,334.6	1,409.5

(1)
The fixed assets referred to in the table above include the four drilling rigs at December 31, 2012 and three drilling rigs at December 31, 2011 and 2010 the fixed assets referred to are the drilling rigs of the OPCO's predecessor companies and their subsidiaries. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Components of provision for income taxes
The following table summarizes, by jurisdiction, the components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010:

(In US$ millions)	2012	2011	2010
Current tax expense:
United Kingdom	—	—	—
Angola	3.1	3.9	4.5
Canada	0.8	—	—
China	10.4	9.6	4.2
Nigeria	12.8	11.8	12.5
United States	0.9	—	—
Other	3.0	2.0	15.2
Total current tax expense	31.0	27.3	36.4
Deferred tax (benefit) expense:
Angola	0.5	0.3	(1.4)
Total income tax expense	31.5	27.6	35.0

Effective income tax rate reconciliation
Seadrill Partners LLC is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the years ended on December 31, 2012, 2011 and 2010, differs from the U.K. statutory income tax rate as follows:

	2012	2011	2010

U.K. statutory income tax rate	24.5%	26.5%	28.0%
Non-U.K. taxes	(10.2%)	(10.1%)	(11.5%)
Effective income tax rate	14.3%	16.4%	16.5%

Net deferred tax assets	The net deferred tax assets consist of the following:

(In US$ millions)	2012	2011
Deferred mobilization revenue	$0.6	$1.1
Total deferred tax assets	$0.6	$1.1

Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per unit and cash distributions [Abstract]
Calculations of basic and diluted earnings per unit
The calculations of basic and diluted earnings per unit are presented below:

(in US $ millions, except per unit data)	Year ended December 31, 2012
Post IPO net income attributable to the members of Seadrill Partners LLC (1)	9.3

Net income attributable to:
Common unitholders	7.2
Subordinated unitholders	2.1

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.29
Subordinated unitholders	$0.13

Cash distributions declared and paid in the period per unit (2)	—

Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	$0.29

(1)
Earnings per unit information for 2012 is in respect of the period from the date of the Company's IPO on 24 October 2012 to 31 December 2012. Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1.

Allocation of earnings to classes of units used in calculating earnings per unit have been determined in accordance with the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement") and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. Undistributed earnings are allocated based on the same distribution guidelines.

(2)	Refers to the cash distribution declared and paid during the period.

(3)	Refers to the cash distribution declared since IPO and paid subsequent to the period end.

Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues	Related party other revenues comprise the following items:
	Year ended December 31
(In US$ millions)	2012	2011	2010

Related party other revenues	19.1	—	—
Total	19.1	—	—

Other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other current assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2012	December 31, 2011

Reimbursable amounts due from customers	24.9	—
Deferred charges – short term portion	6.2	6.3
Prepaid expenses	1.8	1.4
Legal settlement(1)	—	15.0
Other	1.5	5.5
Total other current assets	34.4	28.2

(1)
The legal settlement receivable in December 2011 relates to an arbitration settlement awarded for liquidated damages on late delivery of theWest Aquarius drilling rig from the yard. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. OPCO's predecessor companies and operating subsidiaries received this amount in full in 2012.

Newbuildings (Tables)	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	764.5	364.5
Additions	44.2	385.7
Capitalized interest and loan related costs	12.9	14.3
Re-classified as Drilling Rigs	(821.6)	—
Closing balance	—	764.5

Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2012
Drilling rigs [Abstract]
Drilling rigs
(In US$ millions)	December 31, 2012	December 31, 2011
Cost	2,297.0	1,453.7
Accumulated depreciation	(194.0)	(119.1)
Net book value	2,103.0	1,334.6

Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011

Deferred charges – long-term portion	7.8	14.1
Other	0.2	0.1
Total other non-current assets	8.0	14.2

Long-term related party payable and interest expenses (Tables)	12 Months Ended
Dec. 31, 2012
Long-term related party payable and interest expenses [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2012 and 2011, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	2012	2011
Credit facilities
$1,500 credit facility	572.6	654.3
$1,200 term loan	111.1	126.2
$550 credit facility	508.5	550.0

Total interest bearing debt	1,192.2	1,330.5
Less: current portion	(225.5)	(180.9)
Long-term portion of interest bearing debt	966.7	1,149.6

Maturities of outstanding debt	The outstanding debt as of December 31, 2012 is repayable as follows:
(In US$ millions)	Year ending December 31
2013	225.5
2014	507.6
2015	129.1
2016	330.0
2017 and thereafter	—
Total debt	1,192.2

Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	10.6	16.6
Employee withheld taxes, social security and vacation payment	6.2	2.8
Other current liabilities	6.4	8.5
Total other current liabilities	23.2	27.9

Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Changes in non-controlling interest
Non-controlling interest that arose out of the IPO is as follows:

(In US$ millions)	West Capella	Seadrill Capricorn Holdings LLC	Seadrill Operating LP	Total
Net income for the year ended December 31, 2012	19.8	3.9	8.8	32.5
As at December 31, 2012	19.8	3.9	8.8	32.5

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Income expenses and receivables payables from related party
Net expenses (income) from related parties:

(In US$ millions)	2012	2011	2010
Transactions with Seadrill and subsidiaries:
Management and administrative fees (a) and (b)	17.3	18.1	15.3
Rig operating costs (c)	23.7	17.1	14.0
Insurance premiums (d)	10.6	9.9	9.7
Interest expense (e)	34.1	31.9	35.5
Derivative gains and losses (e)	19.2	52.1	22.5
Commitment fee (f)	1.2	—	—
Other revenues due to West Polaris (h)	(19.1)	—	—
Operating expenses for West Polaris (h)	18.3	—	—
Total	105.3	129.1	97.0

Receivables (payables) from related parties:

(In US$ millions)	2012	2011
Trading balances due to Seadrill and subsidiaries (i)	(122.2)	—
Trading balances due from Seadrill and subsidiaries (i)	39.6	—
Rig financing agreement with Seadrill (i)	(1,192.2)	(1,330.5)

(a)
Management and administrative service agreement – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.

(b)
Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.

(c)	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
(d)	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
(e)
Interest expense and loss on derivatives – prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.

(f)
$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.

(g)
Rig Financing Agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into a loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the Rig Financing Agreements allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill's direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella.

(h)
During the year ended December 31, 2012, we earned other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill'sWest Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $18.3 million.

(i)
Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business

Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk management and financial instruments [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal (In US$ millions)	Receive rate	Pay rate	Length of contract
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value

Cash and cash equivalents	19.4	19.4	15.4	15.4
Current portion of long term debt to related party	225.5	225.5	180.9	180.9
Long-term portion of interest bearing debt to related party	966.7	966.7	1,149.6	1,149.6

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value December 31, 2012	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swap contracts	5.9	-	5.9	-
Total liabilities	5.9	-	5.9	-

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Maximum potential future payment for each type of guarantee
At December 31, 2012 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	455.0	115.0
Guarantee in favor of banks	157.4	157.4
Total	612.4	272.4

General information (Details)	12 Months Ended
	Dec. 31, 2012	Oct. 24, 2012
General information [Abstract]
Limited liability company, business, formation date	Oct 24, 2012
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	0.3
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Number of common units owned (in shares)		14,752,525
Number of subordinated units owned (in shares)	16,543,350
Ownership percentage in subsidiary (in hundredths)	50.00%
West Aquarius and West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
Number of cash generating assets	2
West Capella [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	56.00%
Number of cash generating assets	1
West Capricorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Number of cash generating assets	1

Accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Overhauls of drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years

Formation transactions and initial public offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 24, 2012
Formation transactions and initial public offering [Abstract]
Limited liability company, business, formation date	Oct 24, 2012
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Distribution per unit of limited partner interest (in dollars per share)		$ 22
Proceeds from issuance of common limited partners units	$ 221.4
Net Proceeds from issuance of common limited partners units	202.6
Payments of stock issuance costs	18.8
Number of common units owned (in shares)		14,752,525
Number of subordinated units owned (in shares)	16,543,350
Minimum distribution per unit of limited partner interest (in dollars per share)	$ 0.4456
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	0.3
Percentage of interest in general partners (in hundredths)	100.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Revolving credit facility, amount		$ 300
Period of operating contract	5 years
Period before purchase rigs by entity	24 months
West Aquarius and West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
West Capella [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	56.00%
West Capricorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%

Subsidiaries (Details)	12 Months Ended
Dec. 31, 2012
Seadrill China Operations Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Luxembourg	[1]
Subsidiaries information principal activities.	Rig owner	[1]
Seadrill Deepwater Drillship Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Cayman Islands
Subsidiaries information principal activities.	Rig owner
Seadrill Vencedor Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities.	Rig owner
Seabras Rig Holdco Kft [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Hungary	[1]
Subsidiaries information principal activities.	Rig owner	[1]
Seadrill Capricorn Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities.	Previous rig owner
Seadrill Tender Rigs Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities.	Previous rig owner
Subsea Drilling IV Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Cyprus
Subsidiaries information principal activities.	Previous rig owner
Seadrill Canada Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Newfoundland, Canada	[1]
Subsidiaries information principal activities.	Operating company	[1]
Seadrill Americas Inc [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	U.S.A
Subsidiaries information principal activities.	Operating company
Seadrill Asia Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Hong Kong
Subsidiaries information principal activities.	Operating company
Seadrill Offshore AS [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Norway
Subsidiaries information principal activities.	Operating company
Seadrill US Gulf LLC [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	U.S.A	[1]
Subsidiaries information principal activities.	Operating company	[1]
Seadrill Mobile Units Nigeria [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Nigeria
Subsidiaries information principal activities.	Service company

[1]	Established in 2012.

Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rig Segment		Dec. 31, 2011 Rig		Dec. 31, 2010 Rig
Segment information [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%		100.00%		100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 613.9		$ 497.2		$ 478.3
Fixed assets - drilling rigs	2,103	[1]	1,334.6	[1]	1,409.5	[1]
Number of drilling rigs	4		3		3
Nigeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	209.8		204.7		204.1
Fixed assets - drilling rigs	553.9	[1]	576.7	[1]	600.9	[1]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84.1		115.7		49.1
Fixed assets - drilling rigs	0	[1]	555.1	[1]	590.6	[1]
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86.3		82.7		61.7
Fixed assets - drilling rigs	194.3	[1]	202.8	[1]	218	[1]
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39.1		60.6		0
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		30.8		0
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	87.3		0		0
Fixed assets - drilling rigs	545.7	[1]	0	[1]	0	[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88.2		0		0
Fixed assets - drilling rigs	809.1	[1]	0	[1]	0	[1]
Philippines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		0		111
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		0		49.6
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19.1		$ 2.7		$ 2.8
Exxon Mobil [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	35.00%		42.00%		44.00%
Total [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	36.00%		41.00%		43.00%
Chevron [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	14.00%		17.00%		13.00%
BP [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	15.00%		0.00%		0.00%

[1]	The fixed assets referred to in the table above include the four drilling rigs at December 31, 2012 and three drilling rigs at December 31, 2011 and 2010 the fixed assets referred to are the drilling rigs of the OPCO's predecessor companies and their subsidiaries. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense [Abstract]
Total current tax expense	$ 31	$ 27.3	$ 36.4
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5	0.3	(1.4)
Total income tax expense	31.5	27.6	35
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	24.50%	26.50%	28.00%
Non-U.K. taxes (in hundredths)	(10.20%)	(10.10%)	(11.50%)
Effective income tax rate (in hundredths)	14.30%	16.40%	16.50%
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.6	1.1
Total deferred tax assets	0.6	1.1
United Kingdom [Member]
Current tax expense [Abstract]
Total current tax expense	0	0	0
Angola [Member]
Current tax expense [Abstract]
Total current tax expense	3.1	3.9	4.5
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5	0.3	(1.4)
Canada [Member]
Current tax expense [Abstract]
Total current tax expense	0.8	0	0
China [Member]
Current tax expense [Abstract]
Total current tax expense	10.4	9.6	4.2
Nigeria [Member]
Current tax expense [Abstract]
Total current tax expense	12.8	11.8	12.5
United States [Member]
Current tax expense [Abstract]
Total current tax expense	0.9	0	0
Other [Member]
Current tax expense [Abstract]
Total current tax expense	$ 3	$ 2	$ 15.2

Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					$ 9.3	[1]
Cash distributions declared and paid per unit (in US dollars per share)					$ 0	[2]
Percentage of units outstanding held by public (in hundredths)		24.30%		24.30%	24.30%
Annually distribution of operating surplus (in US dollars per share)					$ 1.55
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.3875
Percentage of unit holders receiving additional distribution (in hundredths)					50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					50.00%
First target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.4456
Percentage of unit holders receiving additional distribution (in hundredths)					100.00%
Second target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.4844
Percentage of unit holders receiving additional distribution (in hundredths)					85.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					15.00%
Third Target Distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.5813
Percentage of unit holders receiving additional distribution (in hundredths)					75.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					25.00%
Subsequent Event [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Cash distributions declared and paid per unit (in US dollars per share)	$ 1.55	$ 0.2906	$ 0.3875	$ 0.3875	$ 0.29	[3]
Common Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					7.2
Weighted average units outstanding (basic and diluted) (in shares)					24,815
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.29
Subordinated Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					$ 2.1
Weighted average units outstanding (basic and diluted) (in shares)					16,543
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.13

[1]	Earnings per unit information for 2012 is in respect of the period from the date of the Company's IPO on 24 October 2012 to 31 December 2012. Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1. Allocation of earnings to classes of units used in calculating earnings per unit have been determined in accordance with the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement") and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. Undistributed earnings are allocated based on the same distribution guidelines.
[2]	Refers to the cash distribution declared and paid during the period.
[3]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.

Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other revenues [Abstract]
Revenues related party	$ 19.1	$ 0	$ 0
Total	$ 19.1	$ 0	$ 0

Accounts receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable [Abstract]
Allowance for doubtful accounts receivables	$ 0	$ 0.4
Decrease in contract revenue	$ 3.4	$ 0	$ 0

Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other current assets [Abstract]
Reimbursable amounts due from customers	$ 24.9		$ 0
Deferred charges - short term portion	6.2		6.3
Prepaid expenses	1.8		1.4
Legal settlement	0	[1]	15	[1]
Other	1.5		5.5
Total other current assets	$ 34.4		$ 28.2

[1]	The legal settlement receivable in December 2011 relates to an arbitration settlement awarded for liquidated damages on late delivery of theWest Aquarius drilling rig from the yard. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. OPCO's predecessor companies and operating subsidiaries received this amount in full in 2012.

Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 764.5	$ 364.5
Additions	44.2	385.7
Capitalized interest and loan related costs	12.9	14.3
Re-classified as Drilling Rigs	(821.6)	0
Closing balance	$ 0	$ 764.5

Drilling rigs (Details) (Drilling rigs [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Drilling rigs [Member]
Drilling units [Line Items]
Cost	$ 2,297	$ 1,453.7
Accumulated depreciation	(194)	(119.1)
Net book value	2,103	1,334.6
Depreciation and amortization expense	$ 74.9	$ 56.9	$ 55.8

Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current assets [Abstract]
Deferred charges - long-term portion	$ 7.8	$ 14.1
Other	0.2	0.1
Total other non-current assets	$ 8	$ 14.2

Long-term related party payable and interest expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total interest bearing debt	$ 1,192.2	$ 1,330.5
Less: current portion	(225.5)	(180.9)
Long-term portion of interest bearing debt	966.7	1,149.6
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	225.5
2014	507.6
2015	129.1
2016	330
2017 and thereafter	0
Total interest bearing debt	1,192.2	1,330.5
$1,500 Credit Facility [Member]
Debt Instrument [Line Items]
Total interest bearing debt	572.6	654.3
Debt, face amount	1,500
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	3.25%
Maturity period of debt	5 years
Maturity date of debt	Jun 30, 2014
Payment due for the first two installments	12.7
Quarterly principal repayments	27.3
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	572.6	654.3
$1,500 Credit Facility [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Assets pledged	1,100
Payment due at maturity of debt	409
$1,500 Credit Facility [Member] | Seadrill Limited [Member]
Debt Instrument [Line Items]
Assets pledged	1,733
Payment due at maturity of debt	662
$1,200 Term Loan [Member]
Debt Instrument [Line Items]
Total interest bearing debt	111.1	126.2
Debt, face amount	1,200
Number of ultra deepwater semi submersible drilling rig	1
Number of ultra deepwater drillship (West Gemini)	1
Number of tender rig (West Vencedor)	1
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	2.25%
Maturity period of debt	5 years
Maturity date of debt	Dec 31, 2015
Quarterly principal repayments	4.2
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	111.1	126.2
$1,200 Term Loan [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Assets pledged	189
Payment due at maturity of debt	71.5
$1,200 Term Loan [Member] | Seadrill Limited [Member]
Debt Instrument [Line Items]
Total interest bearing debt	867	1,000
Assets pledged	1,477
Payment due at maturity of debt	566.7
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	867	1,000
$1,200 Term Loan [Member] | West Vencedor [Member]
Debt Instrument [Line Items]
Total interest bearing debt	111
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	111
$550 Credit Facility [Member]
Debt Instrument [Line Items]
Total interest bearing debt	508.5	550
Debt, face amount	550
Assets pledged	809
Variable rate basis on debt issuance	LIBOR
Quarterly principal repayments	13.8
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	508.5	550
$550 Credit Facility [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Payment due at maturity of debt	275
Percentage of amount due at maturity of debt relates to entity (in hundredths)	100.00%
$550 Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate added to LIBOR (in hundredths)	1.50%
$550 Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate added to LIBOR (in hundredths)	2.25%
$300 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	5.00%
Maturity period of debt	5 years
Line of credit facility, maximum borrowing capacity	300
Commitment fee (in hundredths)	2.00%
Bank Loans [Member]
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 155
Debt covenant, EBITDA to interest expense ratio	2.5:1
Debt covenant, current assets to current liabilities ratio	1:1
Debt covenant, percentage of shares in listed companies owned (in hundredths)	20.00%
Equity ratio (in hundredths)	30.00%
Debt covenant, net debt to EBITDA	4.5:1

Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities [Abstract]
Taxes payable	$ 10.6	$ 16.6
Employee withheld taxes, social security and vacation payment	6.2	2.8
Other current liabilities	6.4	8.5
Total other current liabilities	$ 23.2	$ 27.9

Non-controlling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	$ 32.5	$ 0	$ 0
Balance, end of period	32.5
West Capella [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	19.8
Balance, end of period	19.8
Seadrill Capricorn Holdings LLC [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	3.9
Balance, end of period	3.9
Seadrill Operating LP [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	8.8
Balance, end of period	$ 8.8

Related party transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net expenses (income) from related parties [Abstract]
Management and administrative fees (a) and (b)	$ 22.1		$ 17		$ 11.4
Interest expense (e)	41		31.9		35.6
Derivative gains and losses (e)	19.2		52.1		22.5
Trading balances due to Seadrill and subsidiaries (i)	(122.2)		0
Trading balances due from Seadrill and subsidiaries (i)	39.6		0
Management fee percentage (in hundredths)	500.00%
Initial term of Management and administrative service agreement	5 years
Service fee percentage (in hundredths)	500.00%
Period within which entity has right to purchase tender rigs	24 months
Period of indemnification	5 years
Period within which liability arises	3 years
Credit facility, $300 facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	300
Maturity period of debt	5 years
Interest rate added to LIBOR (in hundredths)	5.00%
Commitment fee percentage (in hundredths)	2.00%
West Capricorn [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	522.5
Rig financing agreement	522.5
West Vencedor [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	115.2
Rig financing agreement	115.2
West Aquarius [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	304.6
Rig financing agreement	304.6
West Capella [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	295.3
Rig financing agreement	295.3
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees (a) and (b)	17.3	[1],[2]	18.1	[1],[2]	15.3	[1],[2]
Rig operating costs (c)	23.7	[3]	17.1	[3]	14	[3]
Insurance premiums (d)	10.6	[4]	9.9	[4]	9.7	[4]
Interest expense (e)	34.1	[5]	31.9	[5]	35.5	[5]
Derivative gains and losses (e)	19.2	[5]	52.1	[5]	22.5	[5]
Commitment fee (f)	1.2	[6]	0	[6]	0	[6]
Other revenues due to West Polaris (h)	(19.1)	[7]	0	[7]	0	[7]
Operating expenses for West Polaris (h)	18.3	[7]	0	[7]	0	[7]
Total	105.3		129.1		97
Trading balances due to Seadrill and subsidiaries (i)	(122.2)	[8]	0	[8]
Trading balances due from Seadrill and subsidiaries (i)	39.6	[8]	0	[8]
Rig financing agreement with Seadrill (i)	(1,192.2)	[8]	(1,330.5)	[8]
Rig financing agreement	$ (1,192.2)	[8]	$ (1,330.5)	[8]

[1]	Management and administrative service agreement ��� In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[2]	Technical and administrative service agreement ��� In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.
[3]	Rig operating costs ��� relates to rig operating costs charged by the Angolan service company for West Vencedor.
[4]	Insurance premiums ��� the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives ��� prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[6]	$300 million revolving credit facility ��� In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance
[7]	During the year ended December 31, 2012, we earned other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill'sWest Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $18.3 million.
[8]	Trading balances ��� Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.

Risk management and financial instruments (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended																									12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Total S.A. [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Total S.A. [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Chevron Corporation [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Chevron Corporation [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] British Petroleum [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] British Petroleum [Member]	Dec. 31, 2012 West Aquarius [Member] USD ($)	Dec. 31, 2012 West Vencedor [Member] USD ($)	Dec. 31, 2012 West Capricorn [Member] USD ($)	Dec. 31, 2012 West Capella [Member] USD ($)	Dec. 31, 2012 Recurring [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2012 Fair value [Member] USD ($)	Dec. 31, 2011 Fair value [Member] USD ($)	Dec. 31, 2012 Carrying value [Member] USD ($)	Dec. 31, 2011 Carrying value [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 1 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 2 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 3 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 4 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 5 [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] USD ($)
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding		$ 5.9	$ 345	$ 145
Loss recognized	19.2
Outstanding principal																											1,128	4,738	2,706	289	289	100	250	200	34	174
Receive rate, variable rate basis																														3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR
Pay rate, fixed rate (in hundredths)																														1.11%	1.38%	1.36%	0.74%	1.36%
Length of contract, inception date																														Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Nov 30, 2012	Oct 31, 2012
Length of contract, maturity date																														Dec 31, 2019	Dec 31, 2022	Oct 31, 2019	Nov 30, 2017	Oct 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																					19.4	15.4	19.4	15.4
Current portion of long term debt to related party																					225.5	180.9	225.5	180.9
Long-term portion of interest bearing debt to related party																					966.7	1,149.6	966.7	1,149.6
Liabilities [Abstract]
Interest rate swap contracts																	5.9	0	5.9	0
Total liabilities																	5.9	0	5.9	0
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence		5
Self-insured retention period		60 days
Compensation period																									210 days	290 days
Maximum claim per event for drilling rigs													$ 500	$ 250	$ 500	$ 500
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)					35.00%	42.00%	36.00%	41.00%	14.00%	17.00%	15.00%	0.00%

Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Commitments and contingencies [Abstract]
Settlement for liquidated damages	$ 15
Assets pledged under mortgages and overdraft facilities	2,099.1	2,098.1
Guarantor Obligations [Line Items]
Maximum potential future payment	272.4	612.4
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	115	455
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	157.4	157.4
West Capricorn [Member]
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	$ 3	$ 0

Subsequent Events (Details) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)					$ 0	[1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)	$ 1.55	$ 0.2906	$ 0.3875	$ 0.3875	$ 0.29	[2]
Declaration date	Apr 29, 2013		Jan 24, 2013
Payment date			Feb 14, 2013
Record date			Feb 4, 2013

[1]	Refers to the cash distribution declared and paid during the period.
[2]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.